RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Related Party Transactions 1	$ 134,236
Related Party Transactions 2	133,488
Related Party Transactions 3	600
Related Party Transactions 4	22,200
Related Party Transactions 5	21,600
Related Party Transactions 6	$ 15,000